Cover	Jan. 22, 2026
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	true
Document Period End Date	Jan. 22, 2026
Entity Ex Transition Period	false
Entity File Number	001-40535
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 N. Rocky Point Drive
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	727
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	287-2800
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	UPXI
Security Exchange Name	NASDAQ